Note 5 - Stockholders' Equity (Details Textual) - USD ($)				1 Months Ended	2 Months Ended	12 Months Ended
	May 27, 2022	Jan. 19, 2022	Feb. 11, 2021	Aug. 31, 2022	Jul. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 01, 2021	Sep. 29, 2020
Stock Issued During Period, Shares, New Issues			1,644,000
Proceeds from Issuance of Common Stock			$ 9,400,000
Proceeds from Warrant Exercises						$ 7,626,134	$ 3,404,156
Stock Issued During Period, Shares, Warrants Exercised							149,705
Stock Issued During Period, Shares, Issued for Services						143,500	13,707
Common Stock, Capital Shares Reserved for Future Issuance						15,459,615
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent						110.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period						10 years
Stock Incentive Plan 2020 [Member]
Common Stock, Capital Shares Reserved for Future Issuance						2,250,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues	1,050,000	707,484
Proceeds from Issuance or Sale of Equity, Total	$ 18,500,000	$ 9,200,000
Unit Warrant [Member]
Class of Warrant or Right, Exercised During Period							740,034
Proceeds from Warrant Exercises, Gross							$ 3,400,000
Proceeds from Warrant Exercises							$ 3,400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.65			$ 5.00
Stock Purchase Warrants [Member]
Class of Warrant or Right, Exercised During Period							149,705
Stock Issued During Period, Shares, Warrants Exercised							215,672
Pre-Funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	11,071,214	2,360,000
Class of Warrant or Right, Exercised	1,980,304				9,090,910
Common Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		3,067,484
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.26
Preferred Investment Options [Member]
Proceeds from Warrant Exercises				$ 7,626,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	12,121,214
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.65
Class of Warrant or Right, Exercised				4,621,214
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance						0		100
Preferred Stock, Par or Stated Value Per Share								$ 1,000